Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers	$ 80,075	$ 67,159
Pool Managers [Member]
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers	$ 44,200	$ 46,800